Expense Example, No Redemption - Retail Class - Transamerica High Yield Bond	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	575	787	1,017	1,675	176	545	939	2,041	63	207	373	855	61	192	335	750